Commitments and Contingencies (Details) $ in Thousands	Sep. 15, 2026 USD ($)	Jul. 28, 2026 USD ($) Vessel	Jul. 27, 2026 USD ($)	Jul. 13, 2026 USD ($)	Jun. 30, 2026 USD ($)	Mar. 09, 2026 USD ($)	Feb. 18, 2026 USD ($) Vessel	Nov. 30, 2025 USD ($)
ABCFL Facility [Member]
Commitments and Contingencies [Abstract]
Percentage of commitments to be financed					85.00%
Guarantee						$ 38,420
Guarantee outstanding					$ 5,763
CIBFL Facility [Member]
Commitments and Contingencies [Abstract]
Percentage of commitments to be financed					85.00%
New Huarong SLBs [Member]
Commitments and Contingencies [Abstract]
Guarantee								$ 84,000
Guarantee outstanding					$ 81,375
Related Party [Member] | Central Mare [Member]
Commitments and Contingencies [Abstract]
Number of newbuilding vessels to be purchased | Vessel							9
Related Party [Member] | Central Mare [Member] | Subsequent Event [Member]
Commitments and Contingencies [Abstract]
Number of newbuilding vessels to be purchased | Vessel		3
Shipbuilding Contracts for Newbuilding Tankers [Member]
Commitments and Contingencies [Abstract]
Contractual commitments					345,780		$ 406,800
Contractual commitments payable in 2027					22,600
Contractual commitments payable in 2028					126,560
Contractual commitments payable in 2029					$ 196,620
Percentage of commitments to be financed					85.00%
SPA for Sale of Roman Shark VII SPV [Member] | Related Party [Member] | Rubico Inc. [Member] | Subsequent Event [Member]
Commitments and Contingencies [Abstract]
Reduction in contractual commitments			$ (38,420)
Reduction in contractual commitments in 2028			(9,040)
Reduction in contractual commitments in 2029			$ (29,380)
SPA for Sale of Roman Shark V SPV [Member] | Related Party [Member] | Rubico Inc. [Member] | Subsequent Event [Member]
Commitments and Contingencies [Abstract]
Reduction in contractual commitments				$ (38,420)
Reduction in contractual commitments in 2028				(13,560)
Reduction in contractual commitments in 2029				$ (24,860)
Tanker SPA [Member]
Commitments and Contingencies [Abstract]
Contractual commitments					$ 12,457		$ 41,093
Contractual Commitments to Shipyard for Three MR Tankers [Member] | Subsequent Event [Member]
Commitments and Contingencies [Abstract]
Contractual commitments		$ 140,235
Contractual commitments payable in 2027		16,245
Contractual commitments payable in 2028		21,660
Contractual commitments payable in 2029		$ 102,330
Percentage of commitments to be financed		85.00%
Three MR Tankers' SPVs [Member] | Related Party [Member] | Central Mare [Member] | Subsequent Event [Member]
Commitments and Contingencies [Abstract]
Contractual commitments		$ 30,850
2025 No Shop Clause LOI consideration		$ 23,500
Consideration settled in cash	$ 5,190
Consideration payable	$ 2,160